Stock Options and Restricted Stock Units - Schedule of Summarizes Information About Outstanding Stock Options (Details) - Range of Exercise Price $3.00 – $23.80 [Member] - Stock Options [Member] - $ / shares
	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Schedule of Summarizes Information About Outstanding Stock Options [Line Items]
Number Outstanding	395,453	425,703
Wtd.Avg, Life	2 years 4 months 24 days	2 years 6 months
Wtd. Avg. Exercise Price	$ 5.5	$ 6.01